Basis of Preparation and Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2021
New Standards Or Amendments Three [Member]
IfrsStatementLineItems [Line Items]
Effective date	Jan. 01, 2022
New standards or amendments	Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)
New Standards Or Amendments Four [Member]
IfrsStatementLineItems [Line Items]
Effective date	Jan. 01, 2022
New standards or amendments	Annual Improvements to IFRS Standards 2018-2020
New Standards Or Amendments Five [Member]
IfrsStatementLineItems [Line Items]
Effective date	Jan. 01, 2022
New standards or amendments	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)
New Standards Or Amendments Six [Member]
IfrsStatementLineItems [Line Items]
Effective date	Jan. 01, 2022
New standards or amendments	Reference to the Conceptual Framework (Amendments to IFRS 3)
New Standards Or Amendments Seven [Member]
IfrsStatementLineItems [Line Items]
Effective date	Jan. 01, 2023
New standards or amendments	Classification of Liabilities as Current and Non-current (Amendments to IAS 1)
New Standards Or Amendments Eight [Member]
IfrsStatementLineItems [Line Items]
Effective date	Jan. 01, 2023
New standards or amendments	IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts
New Standards Or Amendments Nine [Member]
IfrsStatementLineItems [Line Items]
Effective date	Jan. 01, 2023
New standards or amendments	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
New Standards Or Amendments Ten [Member]
IfrsStatementLineItems [Line Items]
Effective date	Jan. 01, 2023
New standards or amendments	Definition of Accounting Estimates (Amendments to IAS 8)
New Standards Or Amendments Eleven [Member]
IfrsStatementLineItems [Line Items]
Effective date	Jan. 01, 2023
New standards or amendments	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)
New Standards Or Amendments Twelve [Member]
IfrsStatementLineItems [Line Items]
New standards or amendments	Sale or Contributions of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)
Effective date	Available for optional adoption/effective date deferred indefinitely